DEBT & LIQUIDITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT & LIQUIDITY

5.DEBT & LIQUIDITY

On June 12, 2025, the Company entered into the 2025 Loan Agreement which amended and restated its prior credit agreement.

Prior to the effectiveness of the 2025 Loan Agreement, the Company’s borrowings included a revolving credit facility (the “Existing Revolving Facility”) and a term loan. The term loan bore interest that included a payment-in-kind (“PIK”) component and was fully repaid on November 3, 2025. Accordingly, the Company’s results for the three months ended March 31, 2025 reflect interest expense and related costs associated with the term loan that are not present in the 2026 period.

The 2025 Loan Agreement provides for a revolving credit facility (the “New Revolving Facility”) with total commitments of $110 million. Advances under the New Revolving Facility are limited to the lesser of the total commitment or a specified advance rate applied to eligible leases pledged as collateral. The New Revolving Facility matures on December 4, 2026.

Borrowings under the New Revolving Facility bear interest at a term SOFR-based rate, subject to a 3.0% floor and an applicable credit adjustment spread of 0.10%, plus 7.0% per annum.

As of March 31, 2026 and December 31, 2025, the Company had $71.6 million and $78.7 million, respectively, outstanding under the New Revolving Facility, with interest rates of 11.3% and 11.5% respectively.

Debt issuance costs are amortized over the life of the New Revolving Facility and included in interest expense. Unamortized issuance costs were $2.8 million as of March 31, 2026. Amortization expense related to debt issuance costs was $1.0 million and $0.1 million for the three months ended March 31, 2026 and 2025, respectively.

On November 3, 2025, the Company repaid and extinguished the outstanding term loan using proceeds from the issuance of Series A and Series B Convertible Preferred Stock. In connection with these transactions, the Company also recognized a derivative liability associated with the convertible preferred stock (see Note 6). As a result, the Company’s capital structure and interest expense for periods subsequent to the repayment differ significantly from prior periods.

Liquidity & Going Concern

The Company’s financial statements are prepared in accordance with U.S. GAAP applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business.

The New Revolving Facility matures on December 4, 2026, which is within one year after the date these financial statements are issued. The Company does not have sufficient cash on hand to repay the outstanding balance of the facility at maturity absent refinancing or extension.

As of March 31, 2026, the Company was in compliance with all financial covenants under the New Revolving Facility, after giving effect to the limited waivers obtained subsequent to quarter end. Future compliance with certain financial covenants may require additional waivers from the lenders, and there can be no assurance that such waivers will be obtained as needed. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these financial statements are issued.

The Company plans to continue to work closely with its lenders and intends to refinance, extend, or replace the New Revolving Facility prior to its maturity; however, there can be no assurance that such refinancing or extension will be completed on acceptable terms or at all.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Borrowings on the New Revolving Facility are classified as current liabilities on the March 31, 2026 condensed consolidated balance sheet.

6.	DEBT & LIQUIDITY

On May 14, 2019, Katapult SPV-1 LLC, as borrower (“Katapult SPV-1” or the “Borrower”), and Katapult Group, Inc. (f/k/a Cognical, Inc.) (“Holdings”) and the Company (as joined by certain Ninth Amendment and Joinder dated as of December 4, 2020) entered into a Loan Security Agreement (the “2019 Loan Agreement”) with Midtown Madison Management, LLC (“Midtown”) as agent for various funds of Atalaya Capital Management (“Atalaya”), for a revolving line of credit (“RLOC”). In September 2024,

Atalaya was acquired by Blue Owl Capital Inc (“Blue Owl”). The RLOC initially had a commitment of $125 million which the Lenders had the right to increase to $250 million.

In connection with an amendment to the 2019 Loan Agreement entered into on December 4, 2020, Atalaya also provided the Company with a senior secured term loan (“Term Loan”) with commitments of up to $50 million. The full $50 million was drawn on December 4, 2020. The Term Loan bore interest at London Interbank Offered Rate (“LIBOR”) plus 8.0% (subject to a 1.0% LIBOR floor) and an additional 3.0% interest per annum accrued to the principal balance as paid-in-kind (“PIK”) interest.

The 2019 Loan Agreement contained certain financial covenants, including Minimum Adjusted EBITDA, Minimum Tangible Net Worth, Minimum Liquidity and compliance with a Total Advance Rate. The 2019 Loan Agreement also contained customary affirmative and negative covenants. The negative covenants limited the Company’s ability to, among other things, incur additional indebtedness, pay dividends, redeem stock or make other distributions, amend our material agreements, make investments, create liens, transfer or sell collateral, make negative pledges, consolidate or merge, dispose of substantially all of assets, or enter into certain transactions with affiliates. Certain early repayments of the Term Loan were subject to prepayment penalties.

Amendments and Waivers to the 2019 Loan Agreement

On March 6, 2023, the Company entered into the 15th Amendment to the 2019 Loan Agreement (“15th Amendment”). The maturity dates of the RLOC and the Term Loan were extended from December 4, 2023 to June 4, 2025 and commitments under the RLOC were reduced from $125 million to $75 million. The PIK interest rate on the Term Loan was (A) revised to 4.5% if Liquidity exceeded $25 million, or (B) 6.0% if Liquidity was below $25 million. The spread on the RLOC increased from 7.5% to 8.5%, while the Term Loan spread remained unchanged at 8.0%. Effective April 1, 2023, the benchmark rate for the RLOC and the Term Loan transitioned from LIBOR to the Secured Overnight Financing Rate (“SOFR”), subject to a 3.0% floor and a fixed credit adjustment spread of 0.10%. As of December 31, 2025, the interest rate on the RLOC was 11.5%. The Term Loan was fully repaid on November 3, 2025.

In connection with the 15th Amendment, the Company repaid $25 million of outstanding principal under the Term Loan and issued a warrant to purchase up an aggregate of 160,000 shares of common stock at an exercise price of $0.25 per share, which vested in September 2023 and March 2024 (collectively, the “First Warrants”).

The 15th Amendment also updated certain financial covenants.

On April 24, 2024, the Company entered into the 16th Amendment to the 2019 Loan Agreement (“16th Amendment”), pursuant to which Midtown granted waivers of specified defaults related to accounting errors that resulted in the restatement of the Company’s previously issued financial statements and updated certain financial covenants.

On November 21, 2024, the Company entered into the 17th Amendment to the 2019 Loan Agreement (“17th Amendment”), which increased RLOC commitments from $75 million to $90 million. In addition, Midtown was permitted, in their discretion, to provide up to $10 million of additional RLOC advances.

On February 20, 2025, the Company entered into the 18th amendment to the 2019 Loan Agreement (“18th Amendment”), which updated certain financial covenants and waived defaults related to prior borrowing base certificates.

On May 14, 2025, the Company entered into the Limited Waiver and Amendment Agreement to the 2019 Loan Agreement (“19th Amendment”). Pursuant to the 19th Amendment, the Lenders granted the Company a limited waiver through June 4, 2025, the existing maturity of the 2019 Loan Agreement, of certain Existing Defaults, including those related to (i) Liquidity, the Total Advance Rate and Tangible Net Worth (each as defined in the 2019 Loan) not meeting applicable thresholds required by the 2019 Loan Agreement, (ii) the inclusion of going-concern explanatory language or opinions in the auditor’s report accompanying the Company’s audited financial statements for the fiscal year ended December 31, 2024, and (iii) certain technical reporting requirements with respect to the Borrowing Base Certificates (as defined in the 2019 Loan Agreement) (the “Waiver”).

Amended and Restated Loan Agreement

On June 12, 2025, Katapult SPV-1, LLC, Katapult Group, Inc., the Company, Midtown Madison Management LLC, as agent, and the lenders party thereto (the “Lenders”) entered into an Amended and Restated Loan and Security Agreement (“2025 Loan Agreement”), which amended and restated the 2019 Loan Agreement in full.

The 2025 Loan Agreement is secured by substantially all of the assets of the Borrower, Katapult Group, Inc. and the Company, subject to customary exceptions. Katapult Group, Inc. and the Company guarantee the obligations of the Borrower under the 2025 Loan Agreement. The rights of the Lenders under the Loan Agreement are fully transferable and assignable.

New Revolving Facility

The 2025 Loan Agreement provides for an amended and upsized revolving credit facility (“New Revolving Facility”), which represents a continuation of the revolving credit facility under the 2019 Loan Agreement (“Existing Revolving Facility”), with initial commitments of $110 million, including $20 million of new commitments. All outstanding RLOC advances under the 2019 Loan Agreement were automatically converted into RLOC advances under the New Revolving Facility upon effectiveness of the 2025 Loan Agreement. Advances under the New Revolving Facility are limited to the lesser of (i) $110 million or (ii) a specified advanced rate applied to eligible leases pledged as collateral under the Loan Agreement. The New Revolving Facility matures on December 4, 2026.

Borrowings under the New Revolving Facility bear interest at a term SOFR-based rate, subject to a 3.0% floor and a 0.10% credit adjustment spread, plus 7.0% per annum.

New Term Loan

The 2025 Loan Agreement also provided for an amended term loan facility (“New Term Loan”) with an initial principal amount of $32.7 million, representing a cashless conversion of the outstanding term loan under the 2019 Loan Agreement (the “Existing Term Loan”). The New Term Loan did not amortize and bore interest at 18.0% per annum, accruing as PIK interest. The New Term Loan was fully repaid on November 3, 2025.

The 2025 Loan Agreement contains certain financial covenants, each as defined in the 2025 Loan Agreement, including Minimum Trailing Three-Month Net Origination levels, Minimum Liquidity and compliance with a Term Advance Rate, as well as customary affirmative and negative covenants.

During 2025, the Company did not comply with the Minimum Trailing Three-Month Net Origination covenant. The Lender granted a series of limited waivers during 2025 related to compliance with this covenant, including a Limited Waiver and First Amendment dated November 2, 2025. As a result of these waivers, the Company was in compliance with all covenants as of December 31, 2025. See Note 14 Subsequent Events for additional information regarding subsequent waivers received after December 31, 2025.

New Term Loan Conversion Feature

The New Term Loan initially included a conversion feature permitting certain lenders to convert outstanding principal into shares of the Company’s common stock upon the occurrence of specified events. The conversion price was based on the greater of a fixed price per share or a discounted volume-weighted average price over a specified trading period, subject to adjustments. The maximum number of shares issuable upon conversion was 21,413,548 shares based on the contractual terms.

In accordance with ASC 815, the Company evaluated the embedded conversion feature (“New Term Loan Derivative”) at issuance and determined that bifurcation was required. The conversion feature was initially measured at its estimated fair value of $3.6 million on the issuance date, with a corresponding discount recorded to the New Term Loan. The New Term Loan Derivative was subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations and comprehensive income (loss).

The New Term Loan was prepaid in full prior to any conversion, and the embedded conversion feature expired unexercised upon repayment of the debt. The New Term Loan Derivative was derecognized in connection with the extinguishment of the New Term Loan.

Warrants Issued in Connection with the Financing

In connection with the 2025 Loan Agreement, the Company issued warrants to purchase up to 486,264 shares of common stock at an exercise price of $0.01 per share (the “Second Blue Owl Warrants”). The Second Blue Owl Warrants expire on June 12, 2032 and are subject to customary anti-dilution adjustments. The First Warrants and Second Blue Owl Warrants are collectively referred to as (the “Katapult Private Warrants”).

The Company concluded that the Second Blue Owl Warrants qualified for equity classification under ASC 815-40 and recorded the warrants at their estimated fair value of $3.9 million in additional paid-in capital at issuance.

Accounting Treatment and Extinguishment

On June 12, 2025, the Company accounted for the refinancing of the Existing Term Loan as an extinguishment under ASC 470. The carrying value of the Existing Term Loan was derecognized, and the New Term Loan was recorded in accordance with its contractual terms. Any difference between the carrying value of the Existing Term Loan and the amount recorded for the New Term Loan was recognized in earnings. As a result of the June 12, 2025 refinancing, the Company recognized a loss on extinguishment of $1.0 million.

On November 3, 2025, the Company used proceeds from the issuance of Series A Convertible Preferred Stock and Series B Convertible Preferred Stock to repay and extinguish the New Term Loan. Upon extinguishment, the Company derecognized the related derivative liability and wrote off the unamortized debt discount and deferred financing costs.

In connection with the Preferred Stock issuance, the Katapult Private Warrants that were previously issued to Blue Owl were assigned to Hawthorn. The Company accounted for this as a reacquisition of the warrants from Blue Owl and a subsequent reissuance to Hawthorn. In accordance with ASC 505-30, a portion of the consideration paid to Blue Owl in connection with the extinguishment of the New Term Loan was allocated to the reacquired warrants based on their relative fair value, resulting in a $6.2 million reduction to additional paid-in capital. Similarly, $5.0 million of the $63.9 million net proceeds from the issuance of the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock was allocated to the reissued warrants based on their relative standalone fair value at issuance.

In connection with the November 3, 2025 repayment of the New Term Loan and derecognition of the related derivative liability, the Company recognized a gain of $6.2 million.

In total, the Company recognized a net gain on extinguishment of term loan and settlement of derivative liability of $5.1 million for the year ended December 31, 2025. The Company did not recognize a gain or loss on extinguishment for the year ended December 31, 2024.

Revolving Credit Facilities

As of December 31, 2025, the Company had $78.7 million outstanding principal under the New Revolving Facility at an 11.5% interest rate. As of December 31, 2024, the Company had $82.8 million outstanding principal under the Existing Revolving Facility at a 13.1% interest rate.

A reconciliation of outstanding principal to the carrying amounts is as follows:

	New Revolving Facility	Existing Revolving Facility
	December 31,	December 31,
	2025	2024
Principal balance	$78,727	$82,758
Less: Unamortized issuance costs	—	(176)
Total carrying amount	$78,727	$82,582

Issuance costs are amortized over the life of the New and Existing Revolving Credit Facility. Amortization of debt discount and issuance costs is included in interest expense and other fees in the consolidated statements of operations and comprehensive income (loss). Debt issuance costs on the New Revolving Facility are included in deferred financing costs, net on the December 31, 2025 consolidated balance sheet. The unamortized issuance costs total $3.8 million as of December 31, 2025.

Amortization expense related to the New Revolving Facility debt discount and issuance costs and Existing Revolving Facility issuance costs was $2.4 million and $0.3 million for the years ended December 31, 2025 and 2024, respectively.

Term Loan

As of December 31, 2025, the New Term Loan had been fully repaid and extinguished. As of December 31, 2024, the Company had $25 million outstanding principal under the Existing Term Loan at an interest rate of 18.6%.

A reconciliation of the outstanding principal to carrying amount is as follows:

Existing Term Loan
December 31,
2024
Principal balance	$25,000
PIK	6,780
Less: Unamortized debt discount and issuance costs	(1,733)
Total carrying amount	$30,047

Amortization of debt discount and issuance costs is included in interest expense and other fees in the consolidated statements of operations and comprehensive income (loss). Amortization expense related to the New Term Loan and Existing Term Loan debt discount and issuance costs was $3.0 million and $3.1 million for the years ended December 31, 2025 and 2024, respectively.

Pursuant to the Pledge Agreement, dated as of May 14, 2019, between Katapult Group, Inc. (f/k/a Cognical, Inc.) and Midtown Madison Management, LLC, Katapult Group, Inc. pledged and granted a first priority security interest in all equity interests of the Borrower and any investment property and general intangibles evidenced by or related to such membership interests. Pursuant to the Corporate Guaranty and Security Agreement, dated as of December 4, 2020, by and among Katapult Group, Inc., Legacy Katapult and Midtown Madison Management, LLC, Katapult and Katapult Group, Inc. have granted a first priority security interest in all of their respective assets and Katapult and Katapult Group, Inc. guarantee payment of all obligations of the Borrower under the 2019 Loan. In connection with the Loan Agreement, the respective obligations under each of the Pledge Agreement and Corporate Guaranty and Security Agreement were reaffirmed and all references to the 2019 Loan in each such agreement thereafter were deemed to refer to the Loan Agreement.

Liquidity & Going Concern

The Company’s financial statements are prepared in accordance with U.S. GAAP applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business.

The New Revolving Facility matures on December 4, 2026, which is within one year after the date these financial statements are issued. The Company does not have sufficient cash on hand to repay the outstanding balance of the facility at maturity absent refinancing or extension. As of December 31, 2025, the Company was in compliance with all financial covenants under the New Revolving Credit Facility. Future compliance with certain financial covenants may require additional waivers from the lender, and there can be no assurance that such waivers will be obtained. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these financial statements are issued.

The Company plans to continue to work closely with the Lender and intends to refinance, extend, or replace the New Revolving Credit Facility prior to its maturity; however, there can be no assurance that such refinancing or extension will be completed on acceptable terms or at all.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Borrowings on the New Revolving Credit Facility are classified as current liabilities in the December 31, 2025 consolidated balance sheet.